Note 9 - Income Taxes - Provision of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Federal	$ 20,850	$ 5,819	$ 3,454
State	4,364	2,277	3,107
Total	25,214	8,096	6,561
Federal	(5,010)	(3,886)	7,084
State	(523)	352	50
Total	(5,533)	(3,534)	7,134
Total income taxes	$ 19,681	$ 4,562	$ 13,695